Performance Fees Liability (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
Performance fees liability, beginning balance	$ 6,242	$ 5,077
Performance fees expense	42,272	1,055	[1]
Payments	(196)	0
Translation adjustment	40	110
Performance fees liability, ending balance	48,358	6,242
Employment related costs	$ 132,223	$ 53,150

[1]	Certain comparative figures have been adjusted to conform with the current period presentation. Refer to Note 2 for further details.